Property, plant and equipment (Disclosure of detailed information about property, plant and equipment) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		$ 55,662,329
Acquisitions	$ 33,001,822
Transfers from E&E assets		0	$ 426,021
Balance, end of period		92,270,130	55,662,329
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		56,955,325	25,478,575
Additions		52,187,091	11,687,526
Acquisitions		0	33,001,822
Transfers from E&E assets		0	426,021
Decommissioning obligations		1,062,710	685,000
Disposal		0	(14,323,619)
Balance, end of period		110,205,126	56,955,325
Accumulated depletion and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		(1,292,996)	(17,974,432)
Reversal of impairment		0	4,730,000
Disposal		0	12,982,436
Depletion		(16,642,000)	(1,031,000)
Balance, end of period		$ (17,934,996)	$ (1,292,996)